UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor
New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: 7/31/03

Date of Reporting Period: 8/01/02 – 1/31/03

Item 1. Reports to Stockholders.

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) follows.

Domini Institutional Social Equity FundSM

Semi-Annual Report
January 31, 2003

The Way You Invest Matters®

Table of Contents

Letter from the President	1

Domini News	4

Performance Commentary	6

Social Profiles	9

Domini Social Index Portfolio
Portfolio of Investments	19
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	28
Notes to Financial Statements	29

Domini Institutional Social Equity Fund
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	34
Notes to Financial Statements	35

For More Information	Back cover

Letter from the President

Dear Shareholders:

These past six months have been difficult ones for most Americans, whether they are investors or not. Two major themes have played themselves almost to conclusion. The first is the leadership response (both private and government) to the scandalous behavior of corporate CEOs, accounting firms, Wall Street bankers, and even the legal profession. The second is the deep schism felt across the United States as to whether we launch a war against Iraq, a nation that has, beyond doubt, a terrible man leading it, but whose powerless people have shown no desire to go to war with us.

The crisis of confidence in Wall Street and in government's willingness to protect investors has largely played itself out. The Sarbanes-Oxley Act has been passed, bringing tougher new requirements on auditing, financial disclosure, and corporate governance. Sarbanes-Oxley requires that corporate auditors be more independent, requires further disclosure by companies, encourages "whistleblowing" on corporate misconduct, prohibits loans to officers and directors, establishes rules to address conflicts of interest, and increases penalties for securities fraud.

While the new regulations do have shortcomings, they have far more strengths. Across the nation, boards and management teams are assessing internal policies and procedures and putting into place codes of ethics, reporting checks and balances, and other required standards. To change a corporate culture, you must have the commitment and attention of top management. These regulations have assured that.

Government action is only a part of the response to the crisis, however. State pension funds and other large investors have weighed in to protect their interests by instituting standards of disclosure of their own. They are appointing Corporate Governance Officers to oversee the management structure at the companies they invest in. They are asserting their right to receive written assurances that no conflict of interest exists between the Wall Street firms they deal with and themselves. The actions of concerned investors and government should go a long way to restore investor confidence.

Letter from the President

The White House has decided that a regime change in Iraq is absolutely crucial. It is likely that a war is necessary to bring about that result, and despite a massive outpouring of antiwar sentiment around the world, the Bush administration appears unlikely to back down from launching one. This position has split the nation and has sent financial markets into a chaotic tailspin. Behind much of the decline in stock prices lies the fear that there will be terrorist attacks on U.S. soil: attacks that will cause the consumer to stop shopping, a disaster in a consumption-based economy.

The threat of war, or a war itself, if relatively contained, is probably "priced into" the market. But the fear of what this war in Iraq might lead to has kept investors from returning. While terrorist attacks against England or Israel appear far more likely than those on our soil, there is a chance. That chance has frightened investors for months, and will continue to do so until the pressure for regime change in Iraq has been resolved. In any event, the initial uncertainty about war in Iraq should be resolved over the next few weeks: either by the outbreak of war or (one hopes) by the exile of Saddam Hussein, Iraq's full and rapid compliance with U.N. inspections teams, or some other nonviolent option.

When the end of this uncertainty is coupled with the truly strong initiatives underway to restore confidence in investors, the currently undervalued equities market should soon return to more traditional valuations. These would be based on low inflation, low interest rates, and increased company earnings, all of which should be favorable to stocks. I cannot predict when the market recovery will begin, but I do know that if an investor had missed the twelve best months out of the past twenty years, that investor would have been better off with a bank deposit. Market timing doesn't work. Setting an investment strategy and sticking with it is the tried and true way to invest well.

With the U.S. stock market selling at such a deep discount from historic pricing, with global initiatives underway to protect investors and restore their confidence in the market, with a resolution of some sort — whether the removal of Saddam Hussein from power or the invasion of Iraq — and with the current strong economic underpinnings, much of the reason for investor negativity should be removed.

These have indeed been difficult times for all Americans. We are now experiencing the uncertainties and fears that so much of the world has lived with for decades.

Letter from the President

Let us hope that this leads to a new understanding of the importance of rebuilding the structures that made us so strong for so long: an excellent educational system, opportunities for personal success, and our ability to thrive in a society with an extremely diverse population. And let us hope that war, if it comes, will be followed by a well-thought-out process of reconstruction that will encourage democracy and self-determination in Iraq and peace and stability throughout the region.

Very truly yours,

Amy Domini
amy@domini.com

Domini News

Shareholders Succeed in Ending Secrecy

You did it! Concerned investors like you helped the socially responsible investment community achieve a major goal with far-reaching implications. From September to December 2002, thousands of letters and email messages poured into the offices of the Securities and Exchange Commission, asking the SEC to require mutual funds and investment advisers to disclose their proxy voting policies and voting records. In the end, the SEC received more comments on proxy voting disclosure than on any issue in its history. Soon, as a result, all mutual fund shareholders will know how the voting rights for the stocks they own are being used.

The following article has been adapted from Investing Matters, the quarterly newsletter for Domini shareholders and friends. The complete article, with more details including comments from the SEC, is available at www.domini.com.

On January 23, the SEC voted to approve two new rules requiring mutual funds and investment advisers to disclose their proxy voting guidelines and procedures as well as their voting records.

The result, we believe, will be more openness and accountability in the way funds and advisers cast their votes, more support for shareholder resolutions on important social and environmental issues, and more confidence in corporate governance and the financial markets.

It is not certain whether or not proxy voting disclosure can prevent any more Enron-style corporate meltdowns, but it is likely that mutual fund managers will now consider more carefully whether they should automatically vote to approve a company's auditors, to require sustainability reports, or to pay a hefty severance package to an outgoing CEO. "There is mounting evidence that attention to shareholder rights, including social and corporate governance issues, is linked to long-term corporate performance," said Tim Smith, president of the Social Investment Forum.

The socially responsible investment industry has called for proxy voting disclosure and strongly supported adoption of the new rules. Prior to the SEC decision, the only mutual fund companies to make both their proxy voting guidelines and voting records publicly available were members of the Social

Domini News

Investment Forum. The Domini Social Equity Fund was one of the first mutual funds to disclose its proxy voting guidelines (1992) and the first to publicly disclose its proxy votes (1999). In 2001, we filed one of three rulemaking petitions calling on the SEC to require proxy voting disclosure by mutual funds.

There is still intense opposition to the new rules on the part of powerful interests in the investment community, and we can expect attempts to roll back the new rules before they take effect. Domini will continue to advocate this important reform.

To sign up for our newsletter Investing Matters, please visit our website at www.domini.com. Archives are available that cover topics such as the global coffee crisis, the power of shareholder resolutions, and how investors can participate in community development through the Domini Social Bond Fund.

Domini Institutional Social Equity Fund

Performance Commentary

For the six months ended January 31, 2003, the Domini Institutional Social Equity Fund returned –4.71%, while the Standard & Poor's 500 Index (S&P 500) returned –5.26%.

Global political tensions continued to heat up over the six-month period, with the specter of military action against Iraq and Korea resulting in sustained investor unease through the end of 2002 and into the beginning of 2003. In addition, heightened fears of terrorist attacks, declining profit expectations, and corporate scandals all conspired to undermine the global recovery in 2002.

Despite a strong fourth quarter, most U.S. equity markets ended in negative territory for the six months ended January 31. Small-cap companies outperformed their larger-cap counterparts. Small-cap growth companies fared particularly well on a relative basis, and their returns, although negative, put them among the strongest-returning market segments for the period. In the large-cap sector, value stocks continued to outperform growth stocks through the end of January 2003. Value companies benefited from the positive impact of mortgage refinancing on many financial sector companies.

During the six months ended January 31, the Fund outperformed the S&P 500. The relative performance of the Fund was helped in part by its underweighting in the industrial sector. In particular, not owning General Electric contributed the most to the Fund's relative outperformance. (General Electric does not pass the Fund's social and environmental screens due to a number of concerns, including pollution by polychlorinated biphenyls [PCBs] and fraud in connection with U.S. government contracts.) Also, although the Fund is slightly underweighted relative to the S&P 500 in its exposure to the healthcare sector, its choice of healthcare companies contributed to the Fund's relative outperformance for the six-month period. For example, the Fund's relative overweighting of Merck, as well as its exclusion of both Pfizer and Tenet Healthcare, augmented the Fund's relative return.

The relative performance of the Fund was hurt in part by its overexposure to the long-suffering information technology sector. For example, the Fund's relative overweighting of Intel significantly impaired its performance relative to the

Domini Institutional Social Equity Fund—Performance Commentary

S&P 500. In addition, for the six-month period, the Fund's relative overexposure to both the financial sector in general and to specific companies such as Fannie Mae and American International Group detracted from the Fund's relative returns. American International Group was, in fact, the stock that most hurt the Fund's performance relative to the S&P 500.

The Domini Institutional Social Equity Fund invests in the Domini Social Index Portfolio. The following is a list of the ten largest holdings of the Domini Social Index Portfolio as of January 31, 2003:

Company	% of Portfolio	Company	% of Portfolio
Microsoft Corporation	5.95%	Bank of America Corporation	2.46%
Johnson & Johnson	3.73%	Verizon Communications	2.45%
American International Group, Inc.	3.31%	Intel Corporation	2.45%
Merck & Co., Inc.	2.92%	Coca-Cola Company	2.35%
Procter & Gamble Company	2.61%	Cisco Systems, Inc.	2.26%

Past performance is no guarantee of future results. Total return for the Domini Institutional Social Equity Fund is based on the Fund's net asset values and assumes all dividends and capital gains were reinvested. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate. You may lose money. The Standard & Poor's 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500. Certain fees and expenses were waived during the period, and the Fund's total return would have been lower had these not been waived.
The holdings mentioned above are described in the Domini Social Index Portfolio's (DSIP) Portfolio of Investments at January 31, 2003, included herein. The composition of the DSIP is subject to change.
This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor. 03/03

Domini Institutional Social Equity Fund—Performance Commentary

Average Annual Total Return1

	As of 12-31-02				As of 1-31-03
	1 Year	5 Year	10 Year	Since Inception[2]	1 Year	5 Year	10 Year	Since Inception[2]
Domini Institutional Social Equity Fund (DISEF)	–20.49%	–0.27%	9.16%	9.66%	–22.40%	–1.23%	8.74%	9.33%
S&P 500	–22.10%	–0.59%	9.33%	9.51%	–23.02%	–1.33%	8.95%	9.18%

Comparison of $10,000 Investment in the
Domini Institutional Social Equity Fund and S&P 5001

[1]	Past performance is no guarantee of future results. The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Institutional Social Equity Fund is based on the Fund's net asset values and assumes all dividends and capital gains were reinvested. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate. You may lose money. The Standard & Poor's 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500. The table and the graph comprise actual mutual fund performance after all expenses. Certain fees payable by the Fund were waived during the period, and the Fund's average annual total returns would have been lower had these not been waived.
[2]	The Domini Institutional Social Equity Fund, which commenced operations on May 30, 1996, invests all of its assets in the Domini Social Index Portfolio (DSIP), which has the same investment objectives as the Fund. Performance prior to the Fund's commencement of operations is the performance of the DSIP adjusted for expenses of the Fund.
This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor. 03/03

Domini Institutional Social Equity Fund

Social Profiles

Model Companies

When evaluating companies for inclusion in the Domini 400 Social Index,SM our social research providers at KLD Research & Analytics, Inc. (KLD) consider a variety of social and environmental issues, including community relations, corporate governance, diversity, employee relations, the environment, human rights, and the quality or benefits of the product or service the company offers.

Many of the companies in the Index have remarkable stories in at least one of these areas. More unusual are the companies that have remarkable stories in several areas. These are the companies that provide a glimpse of what the sustainable corporations of the future may look like.

In the next few pages we describe some of the "model companies" in our portfolio. It should be remembered that even model companies don't do everything perfectly. Herman Miller, for instance, has been criticized for paying excessively high compensation to executives. Fannie Mae has been charged with not disclosing enough information regarding its mortgage-backed securities, and First Tennessee has been accused of deceptive practices in financing satellite TV systems. On balance, however, we feel that these companies illustrate exemplary social and environmental performance.

Special thanks to our social research providers at KLD, the firm that created and maintains the Domini 400 Social Index, for allowing us to reproduce portions of their research. Visit our website at www.domini.com to learn more about how the Index was created and is maintained.

Brady Corporation

Ticker: BRC	Website:www.bradycorp.com
Market Capitalization: $613.46 Million	Percentage of DSIP*: 0.01%
Industry: Electrical Equipment	Sector: Industrials
*Domini Social Index Portfolio

Brady manufactures and markets industrial identification and safety products and specialty coated materials. It is notable for its support for education, employee involvement, diversity, and generous family benefits.

Domini Institutional Social Equity Fund—Social Profiles

Support for Education

From 1990 through 2000, Brady's Academic All-Star program recognized over 1,380 graduating high school seniors, and awarded $305,000 in scholarships for continuing education. In fiscal 2000, through the All-Star program, the company also donated $14,200 to various organizations that provide scholarships to minorities.

During the same year, the company donated more than $70,000 to various schools and nonprofit organizations for projects including a state-of-the-art business school classroom, a job training program, a learning center, a tutoring and mentoring program, an adult program in English as a second language program, and mentoring and scholarship programs for minorities.

Employee Involvement

Since 1989 Brady has developed a series of innovative manufacturing and training programs to increase employee involvement, including self-directed manufacturing teams. The company has an internal training department and maintains learning centers at all its facilities, which offer computer and audiovisual equipment, and programs on a wide range of self-improvement and manufacturing topics.

A September 1997 article in Industry Week noted the impact of CEO Katherine Hudson on Brady's corporate culture. Ms. Hudson reorganized the company from over twenty divisions into three global groups, and transitioned the workforce to salaried compensation, which resulted in the elimination of time cards. Ms. Hudson was quoted as saying, "we wanted to change the culture from hiding information to sharing information, from asking permission to do something to taking the initiative. We wanted to change the culture from saying 'no' to saying 'yo'."

Diversity

In April 2000, the company received the state of Wisconsin's Diamond Award for its efforts in providing employment opportunities for women and minorities. In October 2000, the Milwaukee Business Journal awarded Brady its Beyond the Paycheck Award for diversity. As of December 2000, approximately 38% of the company's executive management team were women or minorities.

Domini Institutional Social Equity Fund—Social Profiles

Family Benefits

Brady subsidizes 10% of childcare and eldercare costs for its employees. The company has pretax set-asides, resource and referral services for dependent care, and offers $4,000 to help reimburse adoption-related expenses. Flextime, shared work schedules, and telecommuting are available for all employees. In addition to its on-site learning centers (which are also available to employee family members on weekends), Brady offers an Internet training program, a travel agent, take-out dining, automated teller machines, and various discount programs.

Fannie Mae

Ticker: FNM	Website:www.fanniemae.com
Market Capitalization: $63.99 Billion	Percentage of DSIP: 1.50%
Industry: Diversified Financials	Sector: Financials

Fannie Mae provides liquidity to home mortgage markets by buying mortgages from lending institutions and issuing mortgage-backed securities, thereby creating a secondary market for these mortgages. It is notable for its support for housing, strong corporate governance practices, positive relations with indigenous peoples, good employee relations, generous family benefits, diversity, and charitable giving.

Support for Housing

Through the Fannie Mae Foundation and partnerships with local and national organizations, Fannie Mae is involved in numerous endeavors to "tear down barriers, lower costs, and increase the opportunities for homeownership and affordable housing."

As of April 2002, Fannie Mae had made a $2 trillion commitment to its "American Dream" program, a six-point plan that includes:

•	Consumer rights agenda for mortgages
•	National minority homeownership initiative
•	"Opportunity for All" strategy to increase rates of homeownership among women-owned households, immigrants, and rural communities
•	"America's Living Community Plan" to focus on investment in targeted communities

Domini Institutional Social Equity Fund—Social Profiles

•	e-Homeownership initiative to develop mortgage products and technology solutions to aid homeownership and reduce costs
•	Affordable rental housing leadership initiative to create and preserve affordable rental housing

Corporate Governance

In 2003, Fannie Mae became the first U.S. company to release its corporate governance score from Standard & Poor's Governance Services. Fannie Mae earned an overall score 9.0 out of 10, reflecting "strong or very strong" corporate governance practices in all four of the areas analyzed.

Andrea Esposito of Standard & Poor's said, "By being the first U.S. company to publish its governance score from Standard & Poor's, Fannie Mae is not only demonstrating its own strong governance practices but is also showing leadership in the U.S. with regard to providing greater openness and disclosure about its corporate governance standards."

Indigenous Peoples

Fannie Mae works with mortgage lenders, Native American tribes, the Bureau of Indian Affairs, and other housing leaders to increase mortgage financing opportunities for Native Americans. As of July 2002, Fannie Mae had provided more than $122 million in mortgage financing for 1,450 Native American families. The company committed itself to invest $350 million to help finance homeownership for 4,600 Native American families nationwide by the end of the decade.

Employee Relations

Fannie Mae's employee benefits include:

•	Free annual health assessments for employees and their spouses or domestic partners
•	Unlimited financial assistance for employees who wish to pursue business-related undergraduate or graduate degrees
•	On-site learning and study centers
•	Job rotation programs
•	On-site eldercare consulting
•	Stipends for commuters who use mass transit

Domini Institutional Social Equity Fund—Social Profiles

Family Benefits

Family leave is 32 weeks, 20 weeks longer than the federally mandated 12 weeks. The first ten weeks of leave are fully paid. The company also offers four weeks of paid paternity leave, phase-back for new mothers, resource and referral services for adoption, and a breastfeeding program. Adoption aid is $5,000 ($6,000 for special needs) with four weeks of paid leave. Fannie Mae has a written policy barring employee discrimination based on sexual orientation and offers healthcare benefits for same-sex partners of employees.

In 2002 Working Mother magazine included Fannie Mae on its list of the ten best workplaces for working mothers. The company has been on the list in the past.

Diversity

In July 2002, Fortune magazine included Fannie Mae on its list of the 50 best companies for minorities. It reported that 10 of the company's 50 highest-paid employees were minorities, as were 29.1% of its officials and managers. Minorities made up 42.8% of the company's total workforce.

Charitable Giving

Fannie Mae's charitable giving foundation is one of the few corporate foundations to make program-related investments (PRIs). PRIs are low-interest loans or investments made by foundations to support charitable activities. For example, a foundation might loan money to a community organization to help capitalize a revolving loan fund for affordable housing.

First Tennessee National Corporation

Ticker: FTN	Website:www.firsttennessee.com
Market Capitalization: $4.71 Billion	Percentage of DSIP: 0.11%
Industry: Banks	Sector: Financials

First Tennessee is engaged in retail and commercial banking, mortgage banking, capital markets, transaction processing, credit card businesses, and trust services. It is notable for its support for education, employee involvement, and generous family benefits.

Domini Institutional Social Equity Fund—Social Profiles

Support for Education

In July 1999, First Tennessee helped form the Education First Foundation to help fund scholarships, mini-grants to teachers, and learning projects. The company has contributed $500,000 to Partners in Public Education, a nonprofit organization that supports school reforms in Memphis, Tennessee. The company also participates in the Adopt-A-School program through employee volunteerism and the donation of educational materials and funds. It created the "lesson line" program, which is a free, school-to-home telephone message service that allows parents of schoolchildren to stay current on what their children are doing in school.

Employee Involvement

First Tennessee has a strong commitment to flextime schedules, and said in 1998 that 91% of its employees were on some type of flexible scheduling arrangement. In addition to flextime, the company allows compressed work weeks, job sharing with full benefits, and telecommuting. Equipment, supplies, training, and ongoing support are provided for telecommuters.

Through a program begun in 1995, each year First Tennessee grants 50 stock options to each employee. Under the company's "golden parachute" policy, virtually all employees are guaranteed one year's salary if they are laid off due to a merger — approximately three times the severance pay that is typical for the banking industry.

The company has been included on Fortune magazine's list of the 100 best companies to work for in America for five consecutive years, from 1998 through 2002. First Tennessee is one of only 28 companies that has been on the list since its inception. Fortune noted that employees of First Tennessee receive free checking accounts and financial planning services.

Family Benefits

In 1998, 96% of First Tennessee employees reported that work/family initiatives met or exceeded their expectations. The company offers 16 weeks of maternity leave, some with full pay, which is 4 weeks longer than the federally mandated 12 weeks. Other family benefits include phase-back for new mothers, a

Domini Institutional Social Equity Fund—Social Profiles

breastfeeding program, and resource and referral services for adoption. The company also provides discounts at community childcare centers, backup care, sick-child care, direct childcare subsidies, and pretax set-asides.

In 2002 Working Mother magazine included First Tennessee Bank on its list of the 100 best workplaces for working mothers for the seventh consecutive year.

Herman Miller, Inc.

Ticker: MLHR	Website:www.hermanmiller.com
Market Capitalization: $1.31 Billion	Percentage of DSIP: 0.03%
Industry: Commercial Services & Supplies	Sector: Industrials

Herman Miller designs and manufactures furniture and furniture systems for offices and healthcare facilities. It is notable for its beneficial products, strong recycling program, clean-energy initiatives, generous employee and family benefits, subcontracting with women- and minority-owned companies, and charitable giving.

Beneficial Products and Services

The Herman Miller company is noted for its innovation in design. In 1999 the Aeron chair, on display at the Museum of Modern Art (MOMA) in New York City, was recognized as the best furniture design of the 1990s by the Industrial Design Society of America. As of March 2002, 37 of the company's pieces were in MOMA's design collection. Ergonomics has been a strong focus in the company's recent research and development, and the company has expanded its line to include ergonomic office tools and accessories.

Recycling

Herman Miller is a substantial user of recycled materials in its manufacturing processes. It recycles fabric scraps for insulation in packaging and reuses waste powder paint in its furniture coating process. Much of the company's unused production scrap is resold to auto, leather, and carpet makers. Fabric is converted into sound-deadening material in cars, leather is made into attaché cases and duffel bags, PVC vinyl edging is returned to the supplier to be re-extruded into new edging, paper is recycled into bathroom tissue, and work surface "blanks" are recycled into shelf components.

Domini Institutional Social Equity Fund—Social Profiles

In 1995, the U.S. Environmental Protection Agency's Wastewi$e Program gave the company its Program Champion award for large businesses. The company was given the award again in 1998, and since then has received the award each year.

Clean Energy

Herman Miller has undertaken a number of notable energy conservation projects. The company burns its nonplastic, nontoxic waste at a cogeneration plant, providing all the heat and air-conditioning needs for its central facility, and 10% of the electricity. For a fee the company burns the waste of nearby companies, including a competitor. It owns a new building that uses passive solar energy design methods to manage the heat gain in the plant.

Employee Benefits

Herman Miller offers a defined benefit pension plan for all of its employees. In addition, the company's retirement options include a profit-sharing 401(k) savings plan, through which Herman Miller contributes company stock to employee savings plans through a formula based on company profitability. The company matches 50% of employee contributions, up to 6% of base compensation.

In January 1999, Herman Miller was included on Fortune magazine's list of the 100 best companies to work for in America. In April 2000, Industry Week magazine included Herman Miller on its annual list of 100 best-managed companies.

Family Benefits

The company offers subsidies for childcare, and financial support for community childcare programs and adoption expenses. Other benefits include childcare and eldercare resource and referral services, flextime, and job sharing. Herman Miller is one of only a few U.S. companies to pay social workers to visit elderly relatives of employees and help them arrange needed services. The company also offers wellness programs that include fitness facilities and exercise classes.

Domini Institutional Social Equity Fund—Social Profiles

Women/Minority Contracting

In fiscal 2001, the company placed approximately 12.5% of its total subcontracting for goods and services with women-owned and minority-owned companies. Of its total subcontracting, approximately $42.8 million went to women-owned firms and $45.1 million went to minority-owned firms.

Charitable Giving

In March 2002, Herman Miller told KLD that it did not disclose the exact figures for its corporate charitable giving. However, the company reported that in fiscal 2001, and in previous years, it donated 5% net earnings before taxes to charity. These reported figures exceed the maximum allowable deduction under the federal tax code.

Southwest Airlines Co.

Ticker: LUV	Website:www.southwest.com
Market Capitalization: $10.14 Billion	Percentage of DSIP: 0.24%
Industry: Airlines	Sector: Industrials

Southwest Airlines provides short-haul passenger airline service, freight transport, and other services. It is notable for its beneficial services and for its positive union and employee relations.

Beneficial Products and Services

Southwest is the leading practitioner of value pricing in the airline industry. The company offers no assigned seats, no meals, and no first class section.

Southwest is renowned for having the quickest turnaround time in the industry. Arriving planes take an average of 20 minutes to return to the air versus an industry norm of 45 minutes. Southwest also simplifies the servicing of planes by flying only one type of jet, the Boeing 737. The company has won more than 30 monthly Triple Crown awards and 5 annual Triple Crowns for Best On-Time Record, Best Baggage Handling, and Fewest Customer Complaints.

Domini Institutional Social Equity Fund—Social Profiles

A 1996 study conducted by the U.S. Labor Department's Best Practices Clearinghouse for workplace issues noted, "A characteristic, cited by both managers and union representatives, is the lack of formality within the company. Individualism is encouraged and both managers and workers are recognized for their sense of humor."

Union Relations

Southwest has notably positive union relations. In December 1997, flight attendants at Southwest approved a six-year contract that union representatives described as one of the best in the industry. In August 2002, Southwest's pilots, who are represented by the Southwest Airlines Pilots' Association, voted to extend their contract, which was set to become amendable in 2004, for an additional two years.

Employee Relations

Southwest has a strong reputation as an employee-centered company with a nonhierarchical culture. The company emphasizes teamwork and has a recognition program called "Heroes of the Heart," which honors employee groups for their dedication to the airline. Although Southwest does not have a formal no-layoff policy, the company has never laid off any employees. Turnover at the company is low.

In January 2001, Southwest was included on Fortune magazine's list of the 100 best companies to work for in America.

Unlike other mutual funds, the Domini Institutional Social Equity Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio with an identical investment objective called the Domini Social Index Portfolio (DSIP). The companies discussed above can be found in the DSIP's Portfolio of Investments at January 31, 2003, included herein. The composition of the DSIP is subject to change.
The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment. This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor.
Domini 400 Social IndexSM is a service mark of KLD Research & Analytics, Inc. (KLD), which is used under license. KLD is the owner of the Domini 400 Social Index. KLD determines the composition of the Index but is not the manager of the Domini Social Index Portfolio, the Domini Social Equity Fund, or the Domini Institutional Social Equity Fund. Certain portions of these social profiles are copyright © 2003 by KLD and are reprinted here by permission. 03/03

Domini Social Index Portfolio
Portfolio of Investments

January 31, 2003 (unaudited)

Issuer	Shares	Value
Consumer Discretionary — 12.5%
American Greetings Corporation (a)	15,700	$218,230
AOL Time Warner, Inc. (a)	1,097,200	12,793,352
AutoZone, Inc. (a)	24,900	1,636,179
Bandag, Inc.	2,400	89,136
Bassett Furniture Industries	3,000	42,720
Black & Decker Corp.	20,700	758,448
Bob Evans Farms, Inc.	9,300	210,924
CDW Computer Centers, Inc. (a)	21,700	956,753
Centex Corporation	15,800	836,136
Champion Enterprises, Inc. (a)	12,800	37,760
Charming Shoppes, Inc. (a)	29,400	98,784
Circuit City Stores, Inc.	54,100	324,059
Claire's Stores, Inc.	11,900	278,698
Comcast Corporation (a)	346,058	9,215,525
Cooper Tire and Rubber Company	18,800	268,840
Costco Wholesale Corporation (a)	116,530	3,364,221
Cross (A.T.) Company (a)	3,800	20,140
Dana Corporation	38,400	413,568
Darden Restaurants, Inc.	44,200	959,140
Delphi Automotive Systems Corporation	144,300	1,229,436
Dillard's, Inc.	20,700	310,500
Disney (Walt) Company	521,200	9,121,000
Dollar General Corporation	86,551	974,564
Dow Jones & Company	16,000	645,760
eBay Inc. (a)	79,200	5,952,672
Emmis Communications Corporation (a)	12,200	267,668
Family Dollar Stores Inc.	44,300	1,334,316
Fleetwood Enterprises, Inc. (a)	9,300	46,407
Foot Locker, Inc.	36,300	366,630
Gaiam, Inc. (a)	2,200	16,588
Gap, Inc. (The)	224,687	3,287,171
Harley-Davidson, Inc.	77,500	3,237,950
Harman International Industries, Inc.	8,360	514,140
Hartmarx Corporation (a)	8,500	21,165
Home Depot, Inc.	594,397	12,422,897
Ikon Office Solutions	38,800	300,700
KB Home	12,400	554,404
Lee Enterprises, Inc.	8,800	299,728
Leggett & Platt, Incorporated	50,300	1,016,060
Lillian Vernon Corporation	2,200	9,350
Limited, Inc. (The)	134,700	1,695,873
Liz Claiborne, Inc.	27,300	784,056
Lowe's Companies, Inc.	198,600	6,788,148
Luby's, Inc. (a)	5,800	11,484
Mattel, Inc.	110,285	2,205,700
May Department Stores Company	74,500	1,527,250
Maytag Corporation	20,100	507,927
McDonald's Corporation	325,700	4,637,968
McGraw-Hill Companies	49,500	2,931,390
Media General, Inc.	5,800	316,100
Men's Wearhouse, Inc. (a)	10,600	148,506
Meredith Corporation	10,200	430,338
Modine Manufacturing Company	8,700	140,940
New York Times Company	38,900	1,899,876
Newell Rubbermaid, Inc.	67,478	1,879,262
Nordstrom, Inc.	34,800	627,792
Omnicom Group, Inc.	48,200	2,906,460
Oneida Ltd.	4,300	47,214
Oshkosh B'Gosh, Inc.	2,700	64,881
Penney (J.C.) Company, Inc.	69,200	1,341,788
Pep Boys — Manny, Moe & Jack	14,000	145,740
Phillips-Van Heusen Corporation	7,200	85,320
Pixar (a)	13,000	714,870
Pulte Homes, Inc.	15,800	789,684
Radio One, Inc. (a)	5,800	89,784
RadioShack Corporation	43,500	867,825

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Consumer Discretionary (Continued)
Reebok International Ltd. (a)	15,200	$459,648
Ruby Tuesday, Inc.	16,700	315,630
Russell Corporation	8,300	133,049
Scholastic Corporation (a)	9,700	345,504
Sears, Roebuck and Co.	80,100	2,118,645
Snap-On Incorporated	15,050	383,775
SPX Corporation (a)	20,830	772,793
Stanley Works	22,200	590,964
Staples, Inc. (a)	120,300	2,065,551
Starbucks Corporation (a)	98,300	2,233,376
Stride Rite Corporation	10,800	87,156
Target Corporation	231,500	6,530,615
Timberland Company (The) (a)	7,500	232,125
TJX Companies, Inc.	135,200	2,482,272
Toys 'R' Us, Inc. (a)	54,220	490,149
Tribune Company	77,450	3,748,580
Tupperware Corporation	15,000	231,900
Univision Communications, Inc. (a)	41,400	1,091,304
VF Corporation	28,100	989,963
Visteon Corporation	34,000	233,580
Washington Post Company	2,000	1,469,000
Wellman, Inc.	8,200	100,860
Wendy's International, Inc.	29,800	809,070
Whirlpool Corporation	17,600	914,673
		136,868,077

Consumer Staples — 13.0%
Alberto-Culver Company	8,400	426,132
Albertson's, Inc.	101,100	2,173,650
Avon Products, Inc.	60,300	3,015,000
Campbell Soup Company	104,900	2,514,453
Church & Dwight Co., Inc.	10,300	298,700
Clorox Company	56,300	2,151,786
Coca-Cola Company	634,100	25,655,686
Colgate-Palmolive Company	137,400	6,995,034
CVS Corporation	100,500	2,273,310
Fleming Companies, Inc.	12,900	47,085
General Mills Incorporated	94,300	4,236,899
Gillette Company	269,600	8,061,040
Green Mountain Coffee, Inc. (a)	1,800	27,018
Hain Celestial Group, Inc. (The) (a)	8,700	103,269
Heinz (H.J.) Company	89,900	2,904,669
Hershey Foods Corporation	26,600	1,715,700
Horizon Organic Holding Corporation (a)	2,600	33,254
Kellogg Company	104,600	3,493,640
Kimberly-Clark Corporation	131,964	6,112,572
Kroger Company (a)	198,100	2,989,329
Longs Drug Stores Corporation	9,900	211,167
Nature's Sunshine Products, Inc.	4,200	36,078
PepsiAmericas, Inc.	39,000	501,150
PepsiCo, Inc.	441,570	17,874,754
Procter & Gamble Company	332,400	28,443,468
Safeway Inc. (a)	112,900	2,675,730
Smucker (J.M.) Company	12,905	516,200
SUPERVALU, Inc.	34,400	511,872
Sysco Corporation	168,500	4,948,845
Tootsie Roll Industries, Inc.	9,096	257,417
United Natural Foods, Inc. (a)	5,000	104,900
Walgreen Company	261,600	7,586,400
Whole Foods Market, Inc. (a)	14,900	757,218
Wild Oats Markets, Inc. (a)	6,550	54,300
Wrigley (Wm.) Jr. Company	46,500	2,581,679
		142,289,404

Energy — 1.0%
Anadarko Petroleum Corporation	63,685	2,936,515
Apache Corporation	36,440	2,274,220
Cooper Cameron Corp. (a)	14,100	683,427
Devon Energy Corporation	40,472	1,833,382
EOG Resources, Inc.	29,800	1,155,048
Equitable Resources, Inc.	16,100	598,598
Helmerich & Payne, Inc.	13,000	324,870
Noble Energy, Inc.	14,700	524,790
Rowan Companies, Inc.	24,200	499,246
Sunoco, Inc.	19,800	620,136
		11,450,232

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Financials — 25.3%
AFLAC, Inc.	132,300	$4,285,197
American Express Company	335,800	11,930,974
American International Group, Inc.	667,476	36,123,801
AmSouth Bancorporation	91,800	1,880,982
Aon Corporation	79,700	1,508,721
Bank of America Corporation	382,800	26,815,140
Bank One Corporation	297,585	10,864,828
Capital One Financial Corporation	56,000	1,738,800
Cathay Bancorp, Inc.	4,700	176,762
Charter One Financial, Inc.	58,410	1,688,633
Chittenden Corporation	8,376	216,101
Chubb Corporation	43,400	2,331,448
Cincinnati Financial Corporation	41,585	1,488,327
Comerica Incorporated	44,200	1,790,100
Edwards (A.G.), Inc.	20,387	582,457
Fannie Mae	253,800	16,420,860
Fifth Third Bancorp	147,537	7,871,099
First Tennessee National Corporation	32,400	1,215,000
FirstFed Financial Corp. (a)	4,500	130,095
Franklin Resources, Inc.	65,100	2,170,434
Freddie Mac	177,300	9,925,254
Golden West Financial	39,300	2,889,729
GreenPoint Financial Corporation	25,200	1,086,372
Hartford Financial Services Group (The)	65,100	2,713,368
Janus Capital Group Inc. (a)	57,000	723,330
Jefferson-Pilot Corporation	37,125	1,429,313
KeyCorp	108,800	2,616,640
Lincoln National Corporation	45,800	1,477,050
Marsh & McLennan Companies, Inc.	137,500	5,861,625
MBIA, Inc.	37,500	1,536,750
MBNA Corporation	327,875	5,518,136
Mellon Financial Corporation	110,400	2,524,848
Merrill Lynch & Co., Inc.	219,900	7,700,898
MGIC Investment Corporation	26,000	1,121,380
Moody's Corporation	39,000	1,633,320
Morgan (J.P.) Chase & Co.	509,560	11,893,130
National City Corporation	156,700	4,356,260
Northern Trust Corporation	55,900	1,911,780
PNC Financial Services Group	72,800	3,206,112
Progressive Corporation (The)	55,700	2,692,538
Providian Financial Corporation (a)	74,200	474,138
Rouse Company	22,500	713,925
SAFECO Corporation	35,400	1,269,090
Schwab (Charles) Corporation	344,500	3,176,290
SLM Corporation	39,400	4,185,462
St. Paul Companies, Inc.	57,264	1,869,097
State Street Corporation	83,000	3,285,970
SunTrust Banks, Inc.	72,700	4,118,455
Synovus Financial Corporation	76,550	1,479,712
U.S. Bancorp	489,021	10,318,343
UnumProvident Corporation	62,200	1,086,634
Value Line, Inc.	2,600	119,938
Wachovia Corporation	347,600	12,503,172
Washington Mutual, Inc.	241,404	8,316,368
Wells Fargo & Company	432,600	20,492,262
Wesco Financial Corporation	1,800	540,000
		277,996,448

Health Care — 13.5%
Allergan, Inc.	32,700	1,983,909
Amgen, Inc. (a)	326,800	16,653,728
Applera Corp.-Applied Biosystems Group	54,300	952,965
Bard (C.R.), Inc.	13,400	759,512
Bausch & Lomb Incorporated	14,000	465,500
Baxter International, Inc.	152,200	4,288,996
Becton Dickinson and Company	64,900	2,128,720
Biogen, Inc. (a)	38,400	1,468,800
Biomet, Inc.	67,100	1,874,841
Boston Scientific Corporation (a)	104,300	4,218,935
CIGNA Corporation	36,000	1,572,120
Forest Laboratories, Inc. (a)	92,200	4,771,350
Guidant Corporation (a)	78,200	2,629,084
Hillenbrand Industries, Inc.	15,900	813,285
Humana, Inc. (a)	42,900	426,426
Invacare Corporation	7,700	233,618
Invitrogen Corporation (a)	13,400	394,764
Johnson & Johnson	760,070	40,747,353

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Health Care (Continued)
King Pharmaceuticals Inc. (a)	62,500	$917,500
Manor Care, Inc. (a)	25,000	480,500
McKesson HBOC, Inc.	73,420	2,087,331
MedImmune, Inc. (a)	63,500	1,891,665
Medtronic, Inc.	310,500	13,947,660
Merck & Co., Inc.	574,500	31,821,555
Mylan Laboratories, Inc.	47,550	1,270,536
Oxford Health Plans, Inc. (a)	22,700	799,721
Quintiles Transnational Corp. (a)	30,400	386,384
St. Jude Medical, Inc. (a)	44,900	1,956,293
Stryker Corporation (a)	50,700	3,054,168
Watson Pharmaceuticals (a)	27,700	838,756
Zimmer Holdings, Inc. (a)	49,300	2,021,300
		147,857,275

Industrials — 7.0%
3M Company	99,700	12,417,635
Airborne, Inc.	12,500	192,375
Alaska Air Group, Inc. (a)	6,900	136,413
American Power Conversion (a)	50,600	787,336
AMR Corporation (a)	39,900	115,710
Angelica Corporation	2,200	42,680
Apogee Enterprises, Inc.	7,400	68,672
AstroPower, Inc. (a)	5,700	38,475
Ault, Inc. (a)	1,200	2,292
Automatic Data Processing, Inc.	153,674	5,327,878
Avery Dennison Corporation	28,400	1,692,356
Baldor Electric Company	8,800	168,432
Banta Corporation	6,550	196,304
Block (H & R), Inc.	45,700	1,731,573
Brady Corporation	5,500	146,080
Bright Horizons Family Solutions, Inc. (a)	3,200	85,440
Ceridian Corporation (a)	37,800	542,052
Cintas Corporation	43,600	1,800,680
CLARCOR, Inc.	6,450	209,625
Cooper Industries, Inc.	23,900	846,777
CPI Corporation	2,100	29,379
Cummins, Inc.	10,700	264,290
Deere & Company	61,000	2,574,200
Delta Air Lines, Inc.	32,000	292,480
Deluxe Corporation	16,000	643,840
DeVry, Inc. (a)	18,100	305,890
Dionex Corporation (a)	5,600	174,664
Donaldson Company, Inc.	11,300	383,635
Donnelley (R.R.) & Sons Company	29,300	631,415
Ecolab, Inc.	33,500	1,651,550
Emerson Electric Company	108,000	5,068,440
Fastenal Company	19,700	652,464
FedEx Corporation	76,300	4,013,380
GATX Corporation	12,600	240,282
Genuine Parts Company	44,900	1,324,550
Graco, Inc.	12,368	329,236
Grainger (W.W.), Inc.	23,600	1,116,280
Granite Construction Incorporated	10,625	161,500
Harland (John H.) Company	7,600	167,580
Herman Miller, Inc.	19,300	345,277
HON Industries Inc.	15,200	393,984
Hubbell Incorporated	12,660	399,423
Illinois Tool Works, Inc.	78,600	4,780,452
IMCO Recycling, Inc. (a)	3,800	21,508
IMS Health, Inc.	70,500	1,187,925
Interface, Inc.	11,400	31,350
Ionics, Inc. (a)	4,500	101,880
Isco, Inc.	1,500	12,630
Kansas City Southern Industries, Inc. (a)	15,700	200,175
Kelly Services, Inc.	8,475	177,128
Lawson Products, Inc.	2,500	66,875
Lincoln Electric Holdings, Inc.	11,000	244,420
Masco Corporation	126,100	2,293,759
Merix Corporation (a)	3,750	23,475
Milacron, Inc.	8,700	43,413
Molex Incorporated	25,646	538,310
National Service Industries, Inc.	2,875	17,394
New England Business Service, Inc.	3,400	74,800
Nordson Corporation	8,600	190,060
Norfolk Southern Corporation	100,300	1,975,910
Osmonics, Inc. (a)	3,800	65,208
Paychex, Inc.	96,200	2,422,316
Pitney Bowes, Inc.	59,900	1,949,146

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Industrials (Continued)
Roadway Express, Inc.	5,000	$172,200
Robert Half International, Inc. (a)	44,800	679,168
Ryder System, Inc.	16,100	362,733
Smith (A.O.) Corporation	5,200	135,148
Southwest Airlines Co.	197,862	2,582,099
Spartan Motors, Inc.	3,100	34,503
Standard Register Company	6,000	112,620
Steelcase, Inc.	9,900	104,247
Tennant Company	2,300	69,690
Thermo Electron Corporation (a)	43,300	786,761
Thomas & Betts Corporation (a)	15,100	254,888
Thomas Industries, Inc.	4,000	99,000
Toro Company	3,200	201,632
United Parcel Service, Inc.	120,100	7,245,633
Watts Industries	4,700	65,517
Yellow Corporation (a)	7,500	175,214
		77,211,711

Information Technology — 18.6%
3Com Corporation (a)	91,500	387,045
Adaptec, Inc. (a)	27,400	162,208
ADC Telecommunications, Inc. (a)	206,300	474,490
Advanced Micro Devices, Inc. (a)	88,300	462,692
Advent Software, Inc. (a)	8,500	118,235
Analog Devices, Inc. (a)	93,600	2,239,848
Andrew Corporation (a)	25,500	235,620
Apple Computer, Inc. (a)	92,700	1,331,172
Applied Materials, Inc. (a)	422,200	5,053,734
Arrow Electronics, Inc. (a)	25,900	307,433
Autodesk, Inc.	29,200	436,248
BMC Software, Inc. (a)	60,800	1,071,904
Borland Software Corporation (a)	18,300	190,320
Cisco Systems, Inc. (a)	1,848,000	24,707,760
Compuware Corporation (a)	96,600	338,100
Dell Computer Corporation (a)	662,100	15,797,706
Electronic Arts Inc. (a)	35,700	1,849,617
Electronic Data Systems Corporation	120,700	2,045,865
EMC Corporation (a)	564,000	4,342,800
Gerber Scientific, Inc. (a)	5,700	32,718
Hewlett-Packard Company	780,010	13,579,974
Hutchinson Technology Incorporated (a)	6,500	148,265
Imation Corporation (a)	9,100	325,234
Intel Corporation	1,704,800	26,697,168
Lexmark International Group, Inc. (a)	32,500	1,967,550
LSI Logic Corporation (a)	95,300	420,273
Lucent Technologies, Inc. (a)	892,000	1,659,120
Micron Technology, Inc. (a)	156,000	1,280,760
Microsoft Corporation	1,368,300	64,939,518
Millipore Corporation (a)	12,400	400,644
National Semiconductor Corporation (a)	46,200	609,840
Novell, Inc. (a)	93,600	303,264
Palm, Inc. (a)	7,504	116,387
PeopleSoft, Inc. (a)	80,300	1,557,017
Plantronics, Inc. (a)	11,600	165,068
QRS Corporation (a)	4,100	21,984
Qualcomm, Inc. (a)	200,400	7,547,064
Sapient Corporation (a)	32,800	58,056
Scientific-Atlanta, Inc.	39,900	442,890
Solectron Corporation (a)	213,800	767,542
Sun Microsystems, Inc. (a)	797,800	2,465,202
Symantec Corporation (a)	36,800	1,717,824
Tektronix, Inc. (a)	22,600	372,900
Tellabs, Inc. (a)	106,000	825,740
Texas Instruments, Inc.	444,900	7,073,910
Waters Corporation (a)	33,400	769,870
Xerox Corporation (a)	186,300	1,648,755
Xilinx, Inc. (a)	85,300	1,688,087
Yahoo! Inc. (a)	151,300	2,753,660
		203,909,081

Materials — 1.3%
Air Products & Chemicals, Inc.	57,600	2,387,520
Bemis Company, Inc.	13,700	597,594
Cabot Corporation	16,000	404,160
Calgon Carbon Corporation	10,100	60,600
Caraustar Industries, Inc. (a)	7,200	54,648
Crown Cork & Seal Company, Inc. (a)	41,600	288,288

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2003 (unaudited)

Issuer	Shares	Value
Materials (Continued)
Engelhard Corporation	33,200	$687,572
Fuller (H.B.) Company	7,300	185,055
Lubrizol Corporation	13,300	395,409
MeadWestvaco Corp.	51,112	1,229,244
Minerals Technologies, Inc.	5,300	210,145
Nucor Corporation	20,150	804,187
Praxair, Inc.	40,700	2,219,778
Rock-Tenn Company	9,000	123,570
Rohm & Haas Company	55,600	1,715,260
Sealed Air Corporation (a)	21,700	818,524
Sigma-Aldrich Corporation	18,600	834,582
Sonoco Products Company	24,745	519,150
Stillwater Mining Company (a)	11,200	47,936
Trex Company, Inc. (a)	3,700	118,400
Worthington Industries, Inc.	22,200	336,773
		14,038,395

Telecommunication Services — 6.4%
AT&T Corporation	197,316	3,843,715
AT&T Wireless Services, Inc. (a)	694,587	4,216,143
BellSouth Corporation	474,900	10,818,222
Citizens Communications Company (a)	72,767	712,389
SBC Communications, Inc.	849,128	20,752,688
Sprint Corporation	228,800	2,777,632
Telephone and Data Systems, Inc.	13,500	579,150
Verizon Communications	697,922	26,716,455
		70,416,394

Utilities — 0.8%
AGL Resources, Inc.	14,400	329,040
Cascade Natural Gas Corporation	2,900	55,535
Cleco Corporation	12,200	164,700
Energen Corporation	8,900	270,293
IDACORP, Inc.	9,700	217,765
KeySpan Corporation	36,700	1,247,800
Kinder Morgan, Inc.	31,500	1,420,965
MGE Energy, Inc.	4,400	119,020
Mirant Corporation (a)	103,600	182,336
National Fuel Gas Company	20,500	421,890
NICOR, Inc.	11,400	358,530
NISource, Inc.	61,500	1,092,855
Northwest Natural Gas Company	6,500	169,130
Northwestern Corporation	7,100	37,275
OGE Energy Corporation	20,200	345,218
Peoples Energy Corporation	9,200	338,652
Pepco Holdings, Inc.	42,100	789,375
Questar Corporation	21,200	583,000
Southern Union Company (a)	14,233	204,955
WGL Holdings	12,600	319,158
Williams Companies, Inc.	134,200	434,808
		9,102,300
Total Investments — 99.4% (cost $1,400,636,263) (b)		$1,091,139,317
Other Assets, less liabilities — 0.6%		6,903,182
Net Assets — 100.0%		$1,098,042,499

(a)	Non–income producing security.
(b)	The aggregate cost for federal income tax purposes is $1,423,675,834, the aggregate gross unrealized appreciation is $88,732,834, and the aggregate gross unrealized depreciation is $421,269,351, resulting in net unrealized depreciation of $332,536,517.
Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

ASSETS:
Investments at value (Cost $1,400,636,263)	$1,091,139,317
Cash	5,512,815
Dividends receivable	1,615,452
Total assets	1,098,267,584
LIABILITIES:
Accrued expenses (Note 2)	225,085
Total liabilities	225,085
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,098,042,499

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends		$8,998,035
EXPENSES
Management fee (Note 2)	$1,222,333
Trustees fees	23,500
Professional fees	61,356
Custody fees (Note 3)	148,092
Miscellaneous	3,540
Total expenses	1,458,821
Fees paid indirectly (Note 3)	(27,107)
Expenses paid and fee waived by manager (Note 2)	(120,000)
Net expenses		1,311,714

NET INVESTMENT INCOME		7,686,321
Net realized loss on investments
Proceeds from sales	$123,679,433
Cost of securities sold	(226,960,791)
Net realized loss on investments		(103,281,358)
Net changes in unrealized depreciation of investments
Beginning of period	$(347,525,759)
End of period	(309,496,946)
Net change in unrealized depreciation		38,028,813
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(57,566,224)

See Notes to Financial Statements

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended January 31, 2003 (unaudited)	Year Ended July 31, 2002
DECREASE IN NET ASSETS
From Operations:
Net investment income	$7,686,321	$15,910,596
Net realized loss on investments	(103,281,358)	(142,946,751)
Net change in unrealized depreciation of investments	38,028,813	(261,123,037)
Net Decrease in Net Assets Resulting from Operations	(57,566,224)	(388,159,192)
Transactions in Investors' Beneficial Interest:
Additions	125,062,345	309,789,675
Reductions	(208,780,601)	(411,308,581)
Net Decrease in Net Assets from Transactions in Investors' Beneficial Interests	(83,718,256)	(101,518,906)
Total Decrease in Net Assets	(141,284,480)	(489,678,098)
NET ASSETS:
Beginning of period	1,239,326,979	1,729,005,077
End of period	$1,098,042,499	$1,239,326,979

See Notes to Financial Statements

Domini Social Index Portfolio

Financial Highlights

	Six Months Ended January 31, 2003 (unaudited)		Year Ended July 31,
			2002		2001		2000		1999		1998
Net assets (in millions)	$1,098		$1,239		$1,729		$1,974		$1,347		$642
Ratio of net investment income to average net assets (annualized)	1.29	%(1)	1.02%		0.78%		0.70	%(1)	0.84	%(1)	1.05	%(2)
Ratio of expenses to average net assets (annualized)	0.22	%(1)(3)	0.22	%(3)	0.22	%(3)	0.24	%(1)(3)	0.24	%(1)(3)	0.24	%(2)(3)
Portfolio turnover rate	4%		13%		19%		9%		8%		5%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.02%, 0.002%, and 0.01% for the six months ended January 31, 2003, and the years ended July 31, 2000 and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratios of net investment income and expenses to average net assets for the six months ended January 31, 2003, would have been 1.27% and 0.24%, respectively, and for the year ended July 31, 2000, would have been 0.70% and 0.24%, respectively, and for the year ended July 31, 1999, would have been 0.83% and 0.25%, respectively.
(2)	Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998, would have been 1.04% and 0.25%, respectively.
(3)	Ratio of expenses to average net assets for the six months ended January 31, 2003, and the years ended July 31, 2002, 2001, 2000, 1999, and 1998, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.22%, 0.22%, 0.21%, 0.21%, 0.20%, and 0.20% for the six months ended January 31, 2003, and the years ended July 31, 2002, 2001, 2000, 1999, and 1998, respectively.

See Notes to Financial Statements

Domini Social Index Portfolio
Notes to Financial Statements

January 31, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges or reported by the NASDAQ National Market reporting system at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

Domini Social Index Portfolio / Notes to Financial Statements (Continued)
January 31, 2003 (unaudited)

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (DSIL) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by DSIL consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, DSIL receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. For the six months ended January 31, 2003, DSIL waived fees totalling $120,000.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, for the six months ended January 31, 2003, aggregated $48,288,922 and $226,960,791, respectively. For the six months ended January 31, 2003, custody fees of the Portfolio were reduced by $27,107, which was compensation for uninvested cash left on deposit with the custodian.

Domini Institutional Social Equity Fund

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

ASSETS:
Investments in Domini Social Index Portfolio, at value (Note 1)	$154,459,465
Total assets	154,459,465
LIABILITIES:
Accrued expenses	25,853
Total liabilities	25,853
NET ASSETS	$154,433,612
NET ASSETS CONSIST OF:
Paid-in capital	$305,342,809
Undistributed net investment income	268,908
Accumulated net realized loss from Portfolio	(39,726,683)
Net unrealized depreciation from Portfolio	(111,451,422)
$154,433,612
Shares outstanding	12,112,017
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($154,433,612 ÷ 12,112,017)	$12.75

See Notes to Financial Statements

Domini Institutional Social Equity Fund

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

INCOME:
Investment income from Portfolio	$1,505,600
Expenses from Portfolio	(220,388)
Net investment income from Portfolio	1,285,212
EXPENSES:
Sponsor fee (Note 2)	250,298
Professional fees	14,174
Printing	5,829
Trustees fees	8,033
Accounting fees	11,009
Transfer Agent fees	1,477
Miscellaneous	17,324
Total Expenses	308,144
Fees Waived (Note 2)	(227,854)
Expenses, Net of Fees Waived	80,290
NET INVESTMENT INCOME	1,204,922
NET REALIZED AND UNREALIZED LOSS FROM PORTFOLIO:
Net realized loss from Portfolio	(16,101,139)
Net change in unrealized depreciation from Portfolio	3,602,720
Net realized and unrealized loss from Portfolio	(12,498,419)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,293,497)

See Notes to Financial Statements

Domini Institutional Social Equity Fund

Statements of Changes in Net Assets

	Six Months Ended January 31, 2003 (unaudited)	Year Ended July 31, 2002
INCREASE/(DECREASE) IN NET ASSETS:
From Operations:
Net investment income	$1,204,922	$3,466,374
Net realized loss from Portfolio	(16,101,139)	(32,653,609)
Net change in unrealized depreciation from Portfolio	3,602,720	(59,818,063)
Net Decrease in Net Assets Resulting from Operations	(11,293,497)	(89,005,298)
Distributions and Dividends:
Dividends to shareholders from net investment income	(1,746,370)	(3,447,125)
Distributions to shareholders from net realized gain	—	(17,159,534)
Net Decrease in Net Assets from Dividends and Distributions	(1,746,370)	(20,606,659)
Capital Share Transactions:
Proceeds from sale of shares	17,844,155	88,755,613
Net asset value of shares issued in reinvestment of dividends and distributions	1,337,752	19,164,145
Payments for shares redeemed	(94,703,341)	(171,324,687)
Net Decrease in Net Assets from Capital Share Transactions	(75,521,434)	(63,404,929)
Total Decrease in Net Assets	(88,561,301)	(173,016,886)
NET ASSETS:
Beginning of period	242,994,913	416,011,799
End of period (including undistributed net investment income of $268,908 and $891,483, respectively)	$154,433,612	$242,994,913
OTHER INFORMATION
Share Transactions:
Sold	1,348,327	5,460,033
Issued in reinvestment of dividends and distributions	102,169	1,154,768
Redeemed	(7,330,590)	(11,068,820)
Net Decrease	(5,880,094)	(4,454,019)

See Notes to Financial Statements

Domini Institutional Social Equity Fund

Financial Highlights

	Six Months Ended January 31, 2003 (unaudited)		Year Ended July 31,
			2002		2001		2000		1999		1998
For a share outstanding for the period:
Net asset value, beginning of period	$13.51		$18.53		$23.15		$21.50		$17.87		$14.71
Income/(loss) from investment operations:
Net investment income	0.11		0.17		0.14		0.12		0.14		0.15
Net realized and unrealized gain/(loss) on investments	(0.74)		(4.28)		(4.14)		1.79		3.95		3.17
Total income/(loss) from investment operations	(0.63)		(4.11)		(4.00)		1.91		4.09		3.32
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.13)		(0.16)		(0.12)		(0.12)		(0.14)		(0.13)
Distributions to shareholders from net realized gain	—		(0.75)		(0.50)		(0.14)		(0.32)		(0.03)
Total dividends and distributions	(0.13)		(0.91)		(0.62)		(0.26)		(0.46)		(0.16)
Net asset value, end of period	$12.75		$13.51		$18.53		$23.15		$21.50		$17.87
Total return	(4.71)%		(23.05)%		(17.37)%		8.85%		23.12%		22.74%
Ratio/supplemental data (annualized):
Net assets, end of year (in millions)	$154		$243		$416		$463		$219		$116
Ratio of net investment income to average net assets	1.20	%(1)	0.93	%(1)	0.69	%(1)	0.60	%(1)(2)	0.75	%(1)(2)	0.96	%(1)(2)
Ratio of expenses to average net assets	0.30	%(1)	0.30	%(1)	0.30	%(1)	0.30	%(1)(2)	0.30	%(1)(2)	30	%(1)(2)

(1)	Reflects a waiver of fees and expenses paid by the Sponsor of the Fund due to limitations set forth in the Sponsorship Agreement. Had the Sponsor not waived its fees and reimbursed expenses, the ratios of net investment income and expenses to average net assets would have been 0.97% and 0.53%, respectively, for the six months ended January 31, 2003, 0.74% and 0.50%, respectively, for the year ended July 31, 2002, 0.49% and 0.50%, respectively, for the year ended July 31, 2001, 0.39% and 0.51%, respectively, for the year ended July 31, 2000, 0.48% and 0.56%, respectively, for the year ended July 31, 1999, and 0.65% and 0.61%, respectively, for the year ended July 31, 1998.
(2)	Reflects a waiver of fees by the Manager of the Portfolio. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets would have been 0.50% and 0.43%, respectively, for the year ended July 31, 2000, 0.58% and 0.52%, respectively, for the year ended July 31, 1999, and 0.47% and 0.57%, respectively, for the year ended July 31, 1998.

See Notes to Financial Statements

Domini Institutional Social Equity Fund
Notes to Financial Statements

January 31, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Institutional Social Equity Fund is a series of the Domini Institutional Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund invests substantially all of its assets in the Domini Social Index Portfolio, a no-load, diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 14.1% at January 31, 2003). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund commenced operations on May 30, 1996.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders: The Fund earns income daily, net of Portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually.

Domini Institutional Social Equity Fund / Notes to Financial Statements (Continued)
January 31, 2003 (unaudited)

(C) Federal Taxes: The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(D) Other: All net investment income and realized and unrealized gains and losses of the Portfolio are allocated daily pro rata among the Fund and the other investors in the Portfolio.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Portfolio has retained Domini Social Investments LLC (DSIL) to serve as investment manager and administrator. The services provided by DSIL consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, DSIL receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index's composition is determined by KLD Research & Analytics, Inc.

(C) Sponsor. Pursuant to a Sponsorship Agreement, DSIL provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by DSIL to the Portfolio under the Management Agreement, DSIL answers questions from the general public and the media regarding the composition of the Index and the securities holdings of the Portfolio. For these services and facilities, DSIL receives fees computed and paid monthly from the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund. DSIL is contractually waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage

Domini Institutional Social Equity Fund / Notes to Financial Statements (Continued)
January 31, 2003 (unaudited)

fees and commissions, interest, taxes, and other extraordinary expenses) at no greater than 0.30% of the average daily net assets of the Fund until November 30, 2003, absent an earlier modification by the Board of Trustees, which oversees the Fund. A similar fee waiver arrangement was in effect from November 30, 2001 through November 30, 2002. For the six months ended January 31, 2003, DSIL waived fees in the amount of $227,854.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2003, additions and reductions in the Fund's investment in the Portfolio aggregated $17,844,156 and $95,190,751, respectively.

Domini Funds

P.O. Box 9785
Providence, RI 02940
1-800-582-6757
www.domini.com

Investment Manager and Sponsor: Domini Social Investments LLC 536 Broadway, 7th Floor New York, NY 10012	Investment Submanager: SSgA Funds Management, Inc. Boston, MA
Custodian: Investors Bank & Trust Company Boston, MA	Legal Counsel: Bingham McCutchen LLP Boston, MA
Distributor: DSIL Investment Services LLC 536 Broadway, 7th Floor New York, NY 10012 800-582-6757	Transfer Agent: PFPC Inc. King of Prussia, PA
Independent Auditors: KPMG LLP Boston, MA

CUSIP# 257131102

Printed on recycled paper

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accounting Fees and Services.

Not applicable.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures of Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Not applicable.

(b) Not applicable.

Item 10. Exhibits.

(a) Code of Ethics. Not applicable.

(b) Certifications required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By:	/s/ Amy L. Domini
Amy L. Domini President

Date: April 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini President

Date: April 4, 2003

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer

Date: April 4, 2003